OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2025
Other Payables
SCHEDULE OF OTHER PAYABLES
	December 31, 2025	December 31, 2024
Excise Tax	1,569	1,569
Accrued expenses	1,872	1,596
Employees, salaries and related liabilities	574	1,008
Liabilities for grants received (see also note 22)	202	177
Total	4,217	4,350